Expense Example - FidelityEnduringOpportunitiesFund-PRO - FidelityEnduringOpportunitiesFund-PRO - Fidelity Enduring Opportunities Fund - Fidelity Enduring Opportunities Fund	Dec. 30, 2023 USD ($)
Expense Example:
1 year	$ 97
3 years	392
5 years	728
10 years	$ 1,677